Item 1.  Report to Shareholders


T. Rowe Price Retirement 2030 Fund
--------------------------------------------------------------------------------
May 31, 2003


Certified
Shareholder
Report and
Financials

T. Rowe Price Retirement 2030 Fund
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Certified Shareholder Report and Financials



Average Annual Compound Total Return
--------------------------------------------------------------------------------

                                                                Since
                                                            Inception
Period Ended 5/31/03                                          9/30/02
--------------------------------------------------------------------------------
Retirement 2030 Fund                                            18.48%

Dow Jones 100% Global Portfolio Index                           20.63

Combined Index Portfolio*                                       19.09

*An unmanaged portfolio composed of 90% stocks (31.5% S&P 500 Stock Index, 25.5% Russell 1000 Value Index, 9% Russell Midcap Index, 9% Russell 2000 Index, 15% MSCI EAFE Index) and 10% bonds (5% Lehman Brothers U.S. Aggregate Index, 5% CS First Boston High Yield Index).

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Retirement 2030 Fund
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Certified Shareholder Report and Financials


Dear Shareholder,

We are pleased to report that your fund had a strong return of 18.48% during the eight months from its inception on September 30, 2002, to the end of its fiscal year on May 31, 2003. The fund performed roughly in line with its Combined Index Portfolio benchmark but modestly lagged its Dow Jones index. The fund's underperformance was largely due to the index's greater exposure to stocks, which rallied strongly.


Interest Rate Levels
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                  10-Year             5-Year              90-Day
                  Treasury Note       Treasury Note       Treasury Bill

5/31/02           5.04                4.35                1.72
                  4.8                 4.03                1.68
                  4.46                3.45                1.69
8/31/02           4.14                3.22                1.67
                  3.59                2.56                1.55
                  3.89                2.73                1.45
11/30/02          4.21                3.27                1.21
                  3.81                2.73                1.19
                  3.96                2.93                1.17
2/28/03           3.69                2.66                1.19
                  3.8                 2.71                1.11
                  3.84                2.75                1.11
5/31/03           3.37                2.29                1.1


As you know, the Retirement Funds are designed to provide shareholders a single, diversified portfolio that is managed to a specific retirement date. Each Retirement Fund offers exposure to different asset classes and market capitalizations. The funds are "funds of funds," achieving their diversification by investing in other T. Rowe Price mutual funds. The investment objective of the Retirement 2030 Fund is to provide the highest total return over time consistent with an emphasis on both capital growth and income. The allocation at the end of the reporting period was about 90% stocks and 10% bonds. The target allocation changes quarterly based on a predetermined schedule, and the fund will have an increasing allocation to bonds over time. The fund will convert into Retirement Income Fund approximately five years after reaching its target date.


Major Index Returns
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                                                              8-Month
Period Ended 5/31/03                                           Return
--------------------------------------------------------------------------------
S&P 500 Stock Index                                             19.66%

Russell 2000 Index                                              22.91

MSCI EAFE Index                                                 14.14

Lehman Brothers U.S.
Aggregate Index                                                  5.77

CS First Boston High
Yield Index                                                     20.73

Portfolio Holdings
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                                                              Returns
                                                                 from
Retirement                   Minimum-     Target at        9/30/02 to
2030 Fund                     Maximum       5/31/03           5/31/03
--------------------------------------------------------------------------------
New Income Fund                  4-6%          5.0%             7.13%
High Yield Fund                  4-6           5.0             15.77
Equity Index 500 Fund            5-7           6.0             19.42
Growth Stock Fund          22.5-28.5          25.5             21.89
Value Fund                 22.5-28.5          25.5             18.51
Mid-Cap Growth Fund             8-10           9.0             24.78
Small-Cap Stock Fund            8-10           9.0             17.12
International Stock Fund       12-18          15.0             14.82


The Interest Rate Levels chart reflects the pattern of bond yields over the past year. Yields generally declined as the economy remained sluggish until recent weeks, a generally favorable environment for fixed-income securities.

The Major Index Returns table shows how various asset classes performed over the course of the fund's shortened fiscal year. Stocks rallied during the first and last two months of the period, providing strong returns. The small-caps represented by the Russell 2000 Index fared the best, with the large-cap S&P 500 Stock Index also providing solid gains. Foreign stocks (MSCI EAFE Index) lagged somewhat but were aided by a weaker dollar. High-yield ("junk") bonds also surged during the period. The investment-grade bonds tracked by the Lehman Brothers U.S. Aggregate Index posted positive returns but trailed the other asset classes.

The Portfolio Holdings table shows how the fund's assets were allocated as of May 31, 2003, and the total return of each underlying fund. As you can see, assets were invested according to the fund's target allocations, and all contributed positively to fund performance.

We thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman

June 20, 2003

T. Rowe Price Retirement 2030 Fund
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Certified Shareholder Report and Financials



Financial Highlights               For a share outstanding throughout the period
--------------------------------------------------------------------------------

                                                              9/30/02
                                                              Through
                                                              5/31/03

NET ASSET VALUE

Beginning of period                                        $    10.00

Investment activities

  Net investment income (loss)                                   0.08

  Net realized and unrealized gain (loss)                        1.76

  Total from investment activities                               1.84


Distributions

  Net investment income                                         (0.07)

  Net realized gain                                             (0.01)

  Total distributions                                           (0.08)


NET ASSET VALUE

End of period                                              $    11.76
                                                           ----------


Ratios/Supplemental Data

Total return^                                                   18.48%

Ratio of total expenses to
average net assets                                               0.00%*!

Ratio of net investment
income (loss) to average
net assets                                                       0.81%!

Portfolio turnover rate                                           3.1%!

Net assets, end of period
(in thousands)                                             $   33,639

^ Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions.

* See Note 4. The annualized weighted average expense ratio of the underlying funds was 0.87% for the period ended May 31, 2003.

!  Annualized


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Retirement 2030 Fund
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Certified Shareholder Report and Financials                         May 31, 2003


                                     Percent of
Statement of Net Assets              Net Assets         Shares             Value
--------------------------------------------------------------------------------
                                                                    In thousands


T. Rowe Price Value Fund                   25.6%       513,639       $     8,624

T. Rowe Price Growth Stock Fund            25.5        410,981             8,598

T. Rowe Price International Stock Fund     15.0        535,270             5,031

T. Rowe Price Mid-Cap Growth Fund *         9.3         87,379             3,119

T. Rowe Price Small-Cap Stock Fund          9.1        130,087             3,057

T. Rowe Price Equity Index 500 Fund         6.0         77,303             2,009

T. Rowe Price High Yield Fund               4.8        239,722             1,604

T. Rowe Price New Income Fund               4.7        173,376             1,597

Total Investments
100.0% of Net Assets (Cost $31,075)                                  $    33,639

Other Assets Less Liabilities                                                 --

NET ASSETS                                                           $    33,639
                                                                     -----------

Net Assets Consist of:

Undistributed net investment income                                  $        31

Undistributed net realized gain/loss                                           1

Net unrealized gain (loss)                                                 2,564

Paid-in-capital applicable to
2,861,048 shares of $0.0001
par value capital stock
outstanding; 1,000,000,000
shares of the Corporation
authorized                                                                31,043

NET ASSETS                                                           $    33,639
                                                                     -----------

NET ASSET VALUE PER SHARE                                            $     11.76
                                                                     -----------

   *  Non-income producing


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Retirement 2030 Fund
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Certified Shareholder Report and Financials



Statement of Operations
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In thousands


                                                              9/30/02
                                                              Through
                                                              5/31/03

Investment Income (Loss)

Income distributions from underlying funds                 $       41

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Capital gain distributions
  from underlying funds                                             2

Change in net unrealized gain (loss)                            2,564

Net realized and unrealized gain (loss)                         2,566

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $    2,607
                                                           ----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Retirement 2030 Fund
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Certified Shareholder Report and Financials



Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                              9/30/02
                                                              Through
                                                              5/31/03

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                             $       41

  Net realized gain (loss)                                          2

  Change in net unrealized gain (loss)                          2,564

  Increase (decrease) in net assets from operations             2,607


Distributions to shareholders

  Net investment income                                            (9)

  Net realized gain                                                (2)

  Decrease in net assets from distributions                       (11)


Capital share transactions *

  Shares sold                                                  31,857

  Distributions reinvested                                         10

  Shares redeemed                                                (849)

  Increase (decrease) in net assets from capital
  share transactions                                           31,018


Net Assets

Increase (decrease) during period                              33,614

Beginning of period                                                25

End of period                                              $   33,639
                                                           ----------


*Share information

  Shares sold                                                   2,936

  Distributions reinvested                                          1

  Shares redeemed                                                 (79)

  Increase (decrease) in shares outstanding                     2,858


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Retirement 2030 Fund
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Certified Shareholder Report and Financials                         May 31, 2003



Notes to Financial Statements
--------------------------------------------------------------------------------

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-end management investment company. T. Rowe Price Retirement 2030 Fund (the fund) is one of five portfolios established by the corporation and commenced operations on September 30, 2002. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.

The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become more conservative. When the fund reaches its most conservative planned allocation, approximately five years after its stated retirement date, it will convert into the T. Rowe Price Retirement Income Fund (Retirement Income Fund), another portfolio established by the corporation that also invests in T. Rowe Price mutual funds.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at the closing net asset value per share of each underlying fund on the day of valuation.

Distributions
Income and gain distributions from the underlying Price funds and distributions to the fund's shareholders are recorded on the ex-dividend date.

Other
Income is recorded on the accrual basis. Purchases and sales of the underlying Price funds are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis.

NOTE 2 - INVESTMENTS IN UNDERLYING PRICE FUNDS

Purchases and sales of the underlying Price funds during the year ended May 31, 2003 aggregated $31,064,000 and $167,000, respectively.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

Distributions during the year ended May 31, 2003 totaled $11,000 and were characterized as ordinary income for tax purposes. At May 31, 2003, the tax-basis components of net assets were as follows:


--------------------------------------------------------------------------------
Unrealized appreciation                                    $2,564,000

Unrealized depreciation                                            --

Net unrealized appreciation (depreciation)                  2,564,000

Undistributed ordinary income                                  31,000

Undistributed long-term capital gain                            1,000

Paid-in capital                                            31,043,000

Net assets                                                $33,639,000


For the year ended May 31, 2003, the fund recorded the following permanent reclassifications, which had no effect on results of operations or net assets.


--------------------------------------------------------------------------------
Undistributed net investment income                        $   (1,000)

Undistributed net realized gain                                 1,000


At May 31, 2003, the cost of investments for federal income tax purposes was $31,075,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of
T. Rowe Price Group, Inc., is the investment manager for the fund, and also serves as manager for the Retirement Income Fund and domestic underlying Price funds. T. Rowe Price International, Inc. (Price International), wholly owned by Price Associates, is the investment manager for the international underlying Price funds. Price Associates and its wholly owned subsidiaries provide transfer and dividend disbursing agent, accounting, shareholder servicing, administrative, marketing, and certain other services to the fund. Certain officers and directors of the fund are also officers and directors of Price Associates and its subsidiaries and the underlying Price funds.

The fund pays no management fees; however, Price Associates and Price International receive management fees for managing the underlying Price funds. The fund recognizes no expenses, pursuant to the investment management and special servicing agreements between and among the corporation, the underlying Price funds, Price Associates, and T. Rowe Price Services, Inc., a wholly owned subsidiary of Price Associates. Pursuant to these agreements, expenses associated with the operation of the fund are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the fund. Therefore, the fund operates at a zero expense ratio. However, the fund indirectly bears its proportionate share of the management fees and operating costs of the underlying Price funds in which it invests.

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At May 31, 2003, the fund held less than 25% of the outstanding shares of any underlying Price fund.

T. Rowe Price Retirement 2030 Fund
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Certified Shareholder Report and Financials



Report of Independent Auditors


To the Board of Directors of T. Rowe Price Retirement Funds, Inc. and Shareholders of T. Rowe Price Retirement 2030 Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
T. Rowe Price Retirement 2030 Fund (one of the portfolios comprising T. Rowe Price Retirement Funds, Inc., hereafter referred to as the "Fund") at May 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the fiscal period presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 2003 by correspondence with the transfer agent, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
June 18, 2003

T. Rowe Price Retirement 2030 Fund
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Certified Shareholder Report and Financials


Tax Information (Unaudited) for the Tax Year Ended 5/31/03
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We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $1,000 from short-term capital gains.

For taxable non-corporate shareholders, $3,000 of the fund's distributed income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $8,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

T. Rowe Price Retirement 2030 Fund
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Certified Shareholder Report and Financials


About the Fund's Directors and Officers
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Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202.

The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)         Principal Occupation(s) During Past 5 Years and
Year Elected*           Directorships of Other Public Companies
--------------------------------------------------------------------------------

Anthony W. Deering      Director, Chairman of the Board, President, and Chief
(1/28/45)               Executive Officer, The Rouse Company, real estate
2002                    developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.     Principal, EuroCapital Advisors, LLC, an acquisition and
(1/27/43)               management advisory firm
2002


David K. Fagin          Director, Golden Star Resources Ltd., Canyon Resources
(4/9/38)                Corp. (5/00 to present), and Pacific Rim Mining Corp.
2002                    (2/02 to present); Chairman and President, Nye Corp.

F. Pierce Linaweaver    President, F. Pierce Linaweaver & Associates, Inc.,
(8/22/34)               consulting environmental and civil engineers
2002

Hanne M. Merriman       Retail Business Consultant; Director, Ann Taylor Stores
(11/16/41)              Corp., Ameren Corp., Finlay Enterprises, Inc., The Rouse
2002                    Company, and US Airways Group, Inc.

John G. Schreiber       Owner/President, Centaur Capital Partners, Inc., a real
(10/21/46)              estate investment company; Senior Advisor and Partner,
2002                    Blackstone Real Estate Advisors, L.P.; Director, AMLI
                        Residential Properties Trust, Host Marriott Corp., and
                        The Rouse Company

Hubert D. Vos           Owner/President, Stonington Capital Corp., a private
(8/2/33)                investment company
2002

Paul M. Wythes          Founding Partner, Sutter Hill Ventures, a venture
(6/23/33)               capital limited partnership, providing equity capital to
2002                    young high-technology companies throughout the United
                        States; Director, Teltone Corp.

*Each independent director oversees 105 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

T. Rowe Price Retirement 2030 Fund
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Certified Shareholder Report and Financials


Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price        Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]            Directorships of Other Public Companies
--------------------------------------------------------------------------------

James A.C. Kennedy              Director and Vice President, T. Rowe Price and
(8/15/53)                       T. Rowe Price Group, Inc.
2002
[37]

James S. Riepe                  Director and Vice President, T. Rowe Price; Vice
(6/25/43)                       Chairman of the Board, Director, and Vice
2002                            President, T. Rowe Price Group, Inc.; Chairman
[105]                           of the Board and Director, T. Rowe Price Global
                                Asset Management Limited, T. Rowe Price Global
                                Investment Services Limited, T. Rowe Price
                                Investment Services, Inc., T. Rowe Price
                                Retirement Plan Services, Inc., and T. Rowe
                                Price Services, Inc.; Chairman of the Board,
                                Director, President, and Trust Officer, T. Rowe
                                Price Trust Company; Director, T. Rowe Price
                                International, Inc.; Chairman of the Board,
                                Retirement Funds

M. David Testa                  Chief Investment Officer, Director, and Vice
(4/22/44)                       President, T. Rowe Price; Vice Chairman of the
2002                            Board, Chief Investment Officer, Director, and
[105]                           Vice President, T. Rowe Price Group, Inc.;
                                Director, T. Rowe Price Global Asset Management
                                Limited and T. Rowe Price Global Investment
                                Services Limited; Chairman of the Board and
                                Director, T. Rowe Price International, Inc.;
                                Director and Vice President, T. Rowe Price Trust
                                Company; Vice President, Retirement Funds

*Each inside director serves until retirement, resignation, or election of a successor.

T. Rowe Price Retirement 2030 Fund
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Certified Shareholder Report and Financials


Officers

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)
--------------------------------------------------------------------------------

Brian W.H. Berghuis (10/12/58)          Vice President, T. Rowe Price and
Vice President, Retirement Funds        T. Rowe Price Group, Inc.


Stephen W. Boesel (12/28/44)            Vice President, T. Rowe Price, T. Rowe
Executive Vice President,               Price Group, Inc., and T. Rowe Price
Retirement Funds                        Trust Company

Stephen V. Booth (6/21/61)              Vice President, T. Rowe Price, T. Rowe
Vice President, Retirement Funds        Price Group, Inc., and T. Rowe Price
                                        Trust Company

Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price, T. Rowe
Treasurer, Retirement Funds             Price Group, Inc., and T. Rowe Price
                                        Investment Services, Inc.

Jerome A. Clark (1/2/61)                Vice President, T. Rowe Price, T. Rowe
Vice President, Retirement Funds        Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., and T. Rowe
                                        Price Trust Company

Roger L. Fiery III (2/10/59)            Vice President, T. Rowe Price, T. Rowe
Vice President, Retirement Funds        Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

John R. Ford (11/25/57)                 Vice President, T. Rowe Price and
Vice President, Retirement Funds        T. Rowe Price Group, Inc.; Director,
                                        Chief Investment Officer, and Vice
                                        President, T. Rowe Price International,
                                        Inc.

Gregory S. Golczewski (1/15/66)         Vice President, T. Rowe Price and
Assistant Vice President,               T. Rowe Price Trust Company
Retirement Funds

Henry H. Hopkins (12/23/42)             Director and Vice President, T. Rowe
Vice President, Retirement Funds        Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., T. Rowe Price
                                        Services, Inc., and T. Rowe Price Trust
                                        Company; Vice President, T. Rowe Price,
                                        T. Rowe Price International, Inc., and
                                        T. Rowe Price Retirement Plan Services,
                                        Inc.

Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe Price
Secretary, Retirement Funds             and T. Rowe Price Investment Services,
                                        Inc.

Gregory A. McCrickard (10/19/58)        Vice President, T. Rowe Price, T. Rowe
Vice President, Retirement Funds        Price Group, Inc., and T. Rowe Price
                                        Trust Company

George A. Murnaghan (5/1/56)            Vice President, T. Rowe Price, T. Rowe
Vice President, Retirement Funds        Price Group, Inc., T. Rowe Price
                                        International, Inc., T. Rowe Price
                                        Investment Services, Inc., and T. Rowe
                                        Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)
--------------------------------------------------------------------------------

Edmund M. Notzon III (10/1/45)          Vice President, T. Rowe Price, T. Rowe
President, Retirement Funds             Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., and T. Rowe
                                        Price Trust Company

Larry J. Puglia, CFA (8/25/60)          Vice President, T. Rowe Price and
Vice President, Retirement Funds        T. Rowe Price Group, Inc.

William T. Reynolds (5/26/48)           Director and Vice President, T. Rowe
Vice President, Retirement Funds        Price and T. Rowe Price Group, Inc.;
                                        Director, T. Rowe Price Global Asset
                                        Management Limited

Brian C. Rogers (6/27/55)               Vice President, T. Rowe Price and
Vice President, Retirement Funds        T. Rowe Price Trust Company; Director
                                        and Vice President, T. Rowe Price Group,
                                        Inc.

Mark J. Vaselkiv (7/22/58)              Vice President, T. Rowe Price and
Vice President, Retirement Funds        T. Rowe Price Group, Inc.

David J.L. Warren (4/15/57)             Vice President, T. Rowe Price and
Vice President, Retirement Funds        T. Rowe Price Group, Inc.; Director,
                                        Chief Executive Officer, and President,
                                        T. Rowe Price International, Inc.;
                                        Director, T. Rowe Price Global Asset
                                        Management Limited

Richard T. Whitney (5/7/58)             Vice President, T. Rowe Price, T. Rowe
Vice President, Retirement Funds        Price Group, Inc., T. Rowe Price Trust
                                        Company, and T. Rowe Price
                                        International, Inc.

Edward A. Wiese, CFA (4/12/59)          Vice President, T. Rowe Price, T. Rowe
Vice President, Retirement Funds        Price Group, Inc., and T. Rowe Price
                                        Trust Company; Chief Investment Officer,
                                        Director, and Vice President, T. Rowe
                                        Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a) Not required at this time.

(b) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940, are attached.

A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 14, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 14, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     July 09, 2003